Accounting Policies - Impact of CECL Standard Adoption (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2020	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan and lease losses	$ 2,742	$ 2,629	$ 2,611		$ 2,589
Allowance for unfunded loan commitments and letters of credit	318	285
Other	0
Total allowance	3,060
Retained earnings	42,215	38,919
Income taxes from continuing operations	901	928	(185)
Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan and lease losses				$ 3,205
Allowance for unfunded loan commitments and letters of credit				497
Other				19
Total allowance				3,721
Retained earnings				41,544
Accounting Standards Update 2016-13 | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total allowance				3,700
Accounting Standards Update 2016-13 | Transition Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan and lease losses	463
Allowance for unfunded loan commitments and letters of credit	179
Other	19
Total allowance	661
Retained earnings	(671)
Fair Value - Assets	200
Income taxes from continuing operations	200
Total commercial lending
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan and lease losses	1,812	1,663	1,582		1,534
Total commercial lending | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan and lease losses				1,508
Total commercial lending | Accounting Standards Update 2016-13 | Transition Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan and lease losses	(304)
Total consumer lending
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan and lease losses	930	$ 966	$ 1,029		$ 1,055
Total consumer lending | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan and lease losses				$ 1,697
Total consumer lending | Accounting Standards Update 2016-13 | Transition Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for loan and lease losses	$ 767